Share capital (Tables)	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Schedule of Common Shares Issued
Common shares

$ millions, except number of shares, for the three months ended		2024 Jan. 31	2023 Jan. 31
	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	931,098,941	$16,082	906,040,097	$14,726
Issuance pursuant to:
Equity-settled share-based compensation plans (1)	379,025	20	131,331	6
Shareholder investment plan (2)	5,117,729	308	4,746,425	272
Employee share purchase plan	671,192	39	740,514	44
	937,266,887	$16,449	911,658,367	$15,048
Treasury shares	(43,542)	(2)	(29,571)	(2)
Balance at end of period	937,223,345	$16,447	911,628,796	$15,046
(1)	Includes the settlement of contingent consideration related to prior acquisitions.
(2)
Commencing with the dividends paid on January 27, 2023, the participants in the Dividend Reinvestment Option and Stock Dividend Option of the Shareholder Investment Plan received a 2% discount from average market price on dividends reinvested in additional common shares issued from Treasury.

Schedule of Regulatory Capital and Ratios
Regulatory capital, leverage and total loss absorbing capacity (TLAC) ratios
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at		2024 Jan. 31	2023 Oct. 31
Common Equity Tier 1 (CET1) capital		$41,160	$40,327
Tier 1 capital	A	46,103	45,270
Total capital		53,779	52,119
Total risk-weighted assets (RWA)	B	316,333	326,120
CET1 ratio		13.0%	12.4%
Tier 1 capital ratio		14.6%	13.9%
Total capital ratio		17.0%	16.0%
Leverage ratio exposure	C	$1,080,906	$1,079,103
Leverage ratio	A/C	4.3%	4.2%
TLAC available	D	$99,812	$100,176
TLAC ratio	D/B	31.6%	30.7%
TLAC leverage ratio	D/C	9.2%	9.3%